Silk Invest New Horizons Frontier Fund
Schedule of Investments
March 31, 2023 - (Unaudited)
COMMON STOCKS — 87.31% Shares Fair Value
Bangladesh — 6.69%
BRAC Bank Ltd.
(a)
1,449,563 $ 520,478
GrameenPhone Ltd.
(a)
143,000 382,222
902,700
Egypt — 8.14%
EFG-Hermes Holding Co.
(b)
810,180 441,095
Elswedy Electric Co.
(b)
418,000 204,480
Ibnsina Pharma S.A.E. 2,451,402 108,796
Telecom Egypt Co. 271,540 218,252
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co. 1,938,589 124,604
1,097,227
Kazakhstan — 3.01%
Kapsi.kz JSC 5,370 406,342
Kenya — 7.18%
Centum Investment Co. Ltd.
(a)
2,590,670 175,148
Equity Group Holdings Ltd. 1,050,000 360,485
KCB Group Ltd. 1,085,000 290,978
Safaricom Ltd. 1,033,577 141,159
967,770
Morocco — 2.34%
Douja Promotion Groupe Addoha SA
(a) (b)
439,000 248,671
Residences Dar Saada
(b)
62,000 60,552
Travaux Generaux de Construction
(b)
557 6,743
315,966
Nigeria — 31.99%
Access Bank PLC 32,550,000 636,405
Airtel Africa PLC 153,804 494,170
Guaranty Trust Holding Co. PLC 11,727,752 649,673
Lafarge Africa PLC 10,230,000 577,815
MTN Nigeria Communications PLC 1,190,000 620,437
Nestle Nigeria PLC 285,000 668,851
Zenith Bank PLC 11,869,452 666,549
4,313,900
Pakistan — 6.68%
Habib Bank Ltd. 478,000 123,468
MCB Bank Ltd. 313,500 127,079
Meezan Bank Ltd. 339,020 113,764
Nishat Mills Ltd. 664,500 123,225

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
COMMON STOCKS — 87.31% - continued Shares Fair Value
Systems Ltd. 253,840 $ 413,427
900,963
United Arab Emirates — 5.77%
Emaar Properties PJSC 421,960 644,721
Emirates NBD Bank PJSC 37,112 132,798
777,519
United Kingdom — 0.58%
Airtel Africa PLC 60,000 78,718
Vietnam — 14.93%
Digiworld Corp. 112,700 138,694
Phu Nhuan Jewelry JSC 32,666 108,622
SSI Securities Corp. 409,918 377,313
Vietnam Prosperity JSC Bank 597,439 538,645
Vincom Retail JSC
(b)
32,300 40,852
Vinh Hoan Corp. 127,300 290,794
Vinhomes JSC 91,410 200,955
VNDirect Securities Corp. 477,000 316,838
2,012,713
Total Common Stocks (Cost $13,322,543) 11,773,818
EXCHANGE-TRADED FUNDS — 2.44%
Vietnam — 2.44%
VFMVN DIAMOND ETF
(b)
343,000 329,676
Total Exchange-Traded Funds (Cost $219,736) 329,676
MONEY MARKET FUNDS - 1.22%
First American Government Obligations Fund, Class X, 4.65%
(c)
164,344 164,344
Total Money Market Funds (Cost $164,344) 164,344
Total Investments — 90.97% (Cost $13,706,623) 12,267,838
Other Assets in Excess of Liabilities — 9.03% 1,217,375
NET ASSETS — 100.00% $ 13,485,213
(a) All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of March 31, 2023 was $1,017,672, representing 7.55 % of net assets.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of March 31, 2023.
ETF - Exchange-Traded Fund